UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - 2030 Debentures (Details) $ in Thousands, $ in Millions		12 Months Ended
	Dec. 18, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		$ 2,185,949		$ 1,189,816
Redemption period of debentures		2 months
Deferred finance costs paid			$ 0.2
2030 Debentures
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		$ 500,000
2030 Debentures | Granite LP
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding	$ 500.0
Interest rate	2.378%
Deferred financing costs	$ 3.0
Redemption percentage	100.00%
Redemption spread (in percent)	39.50%
Redemption period of debentures	3 months